Note 10 - Other Comprehensive Income - Summary of Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flow hedges, before tax		$ 418
Cash flow hedges, tax		(101)
Cash flow hedges	$ 0	317
Other comprehensive income (loss), before tax		418
Other comprehensive income (loss), tax		(101)
Other Comprehensive Income (Loss)	$ 0	$ 317